GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Sep. 30, 2025
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

The following table sets forth the breakdown of our general and administrative expenses for the years ended September 30, 2023, 2024 and 2025:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Professional expense	291,366	758,223	973,707
Depreciation expense	187,259	179,103	36,381
Payroll expense	2,034,346	1,870,720	2,274,883
Staff welfare	11,703	23,294	57,793
Share-based compensation expenses	-	-	6,355,000
Insurance expense	10,079	26,618	85,405
Lease expense	212,871	213,199	222,059
Utility expense	18,403	18,655	18,022
Motor expense	82,096	71,365	129,694
Office expense	92,988	91,940	91,729
Business development	60,022	107,247	397,292
(Reversal) provision of current expected credit loss of accounts receivables	(176,170)	243,229	164,498
Bank charges	8,999	22,032	18,341
Others	127,521	147,981	176,602

	2,961,483	3,773,606	11,001,406